Employees (Details) € in Millions	12 Months Ended
	Mar. 31, 2022 EUR (€) employee	Mar. 31, 2021 EUR (€) employee	Mar. 31, 2020 EUR (€) employee
Employees
Operations	15,404	14,893	14,616
Selling and distribution	25,499	26,874	28,133
Customer care and administration	56,038	54,739	52,470
Total number of employees	96,941	96,506	95,219
Costs incurred in respect of employees
Wages and salaries | €	€ 4,469	€ 4,238	€ 4,571
Social security costs | €	578	549	531
Other pension costs (note 25) | €	168	235	226
Share-based payments (note 26) | €	119	135	134
Total | €	€ 5,334	€ 5,157	€ 5,462
Germany segment
Employees
Total number of employees	15,256	15,798	15,199
Italy
Employees
Total number of employees	5,765	5,818	5,980
Spain, segment [Member]
Employees
Total number of employees	4,194	4,257	4,316
UK
Employees
Total number of employees	9,198	9,584	10,295
Other Europe
Employees
Total number of employees	15,106	15,460	14,646
Vodacom
Employees
Total number of employees	7,973	7,810	7,773
Other Markets
Employees
Total number of employees	9,336	9,498	10,515
Vantage Towers
Employees
Total number of employees	502
Common Functions
Employees
Total number of employees	29,611	28,281	26,495